Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023